SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

DWS GNMA Fund

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectus and the summary section of the fund’s prospectus.
Hyun Lee, CFA, Director and Senior Portfolio Manager Fixed Income. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2023.
James Kole, CFA, Vice President and Portfolio Manager. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2024.
Thomas J. Sweeney, CFA, Managing Director and Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
The following information replaces the existing disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
Hyun Lee, CFA, Director and Senior Portfolio Manager Fixed Income. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2022 with 21 years of industry experience. Prior to his current role, he served as Portfolio Manager at Lord Abbett, managing residential MBS, US inflation and rates products.
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Senior Portfolio Manager Fixed Income: New York.
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BA and MA in Economics, University of Chicago.
James Kole, CFA, Vice President and Portfolio Manager. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2022 with 15 years of industry experience. Prior to his current role, he worked as a trader on the Agency Mortgage-Backed Securities (“Agency MBS”) team and also as a Portfolio Manager for Institutional accounts. Before joining DWS, he was a Director within Sales and Trading at Stifel Nicolaus, focusing on Agency MBS. Prior to that role, he worked at Barclays Capital in numerous roles which also focused on Agency MBS.
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Portfolio Manager: New York.
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BS in Psychology, Montclair State University.
Thomas J. Sweeney, CFA, Managing Director and Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.
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Portfolio Manager / Structured Finance Sector Head: New York.
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BS in Computer Science, Rutgers College.
Please Retain This Supplement for Future Reference
May 30, 2025
PROSTKR25-27